Redeemable, Convertible Preferred Stock - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			9 Months Ended		12 Months Ended
	Apr. 30, 2021	Mar. 31, 2021	Feb. 29, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Issuance of preferred stock (in shares)					3,634,210	3,792,268	2,034,212
Issuance of preferred stock					$ 83,073	$ 86,223	$ 46,470
Exercise of warrants (in shares)					158,058
Dividend rate				8.00%
Series E
Temporary Equity [Line Items]
Issuance of preferred stock (in shares)			2,034,212			0	2,034,212
Issuance of preferred stock			$ 46,470			$ 0	$ 46,470
Issuance of preferred stock (in dollars per share)			$ 22.86
Series D
Temporary Equity [Line Items]
Issuance of preferred stock (in shares)						158,058	0
Issuance of preferred stock		$ 3,150				$ 3,150	$ 0
Issuance of preferred stock (in dollars per share)		$ 19.93
Exercise of warrants (in shares)		158,058
Series F
Temporary Equity [Line Items]
Issuance of preferred stock (in shares)	3,634,210					3,634,210	0
Issuance of preferred stock	$ 83,073					$ 83,073	$ 0
Issuance of preferred stock (in dollars per share)	$ 22.86